Note 4 - Income Taxes (Details) - Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Accrued liabilities	$ 5,419	$ 635
Allowance for doubtful accounts	822	609
Stock-based compensation	1,027	335
Other	838	429
Current deferred tax assets	8,106	2,008
Stock-based compensation	16,896	14,577
Net operating losses	1,181	750
Accrued liabilities	69	93
Other		123
Non-current deferred tax assets	18,146	15,543
Total deferred tax assets	26,252	17,551
Total deferred tax assets, net	26,252	17,551
Deferred tax liabilities:
Current deferred tax liability		(286)
Depreciation on property, plant and equipment	(161,782)	(113,584)
Amortization of goodwill and intangible assets	(49,704)	(47,174)
Non-current deferred tax liabilities	(211,486)	(160,758)
Net deferred tax liability	$ (185,234)	$ (143,493)